Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Operating Risks [Member]
IfrsStatementLineItems [Line Items]
Amount of insured assets	R$ 590,376
General Civil Liability R C G [Member]
IfrsStatementLineItems [Line Items]
Amount of insured assets	80,000
Cyber Risks [Member]
IfrsStatementLineItems [Line Items]
Amount of insured assets	R$ 30,000
Automobile Executives And Operational Fleets [Member]
IfrsStatementLineItems [Line Items]
Description of insured assets	1,000 for optional civil liability (property damage and bodily harm) and R$ 100 for moral damages.